Government Bonds, Long-Term Notes Receivable And Other Assets - Additional Information (Detail) - MXN ($) $ in Thousands			6 Months Ended	12 Months Ended
	Jan. 21, 2022	Nov. 20, 2020	Jun. 30, 2022	Dec. 31, 2021	Nov. 19, 2020
Disclosure of notes receivable government bonds and other long term assets [line items]
Maturity	180
Borrowings			$ 1,738,894,229	$ 1,757,412,281
Fair value of the transferred assets			107,318,721	109,124,514
Non-current loans and receivables			1,492,843	1,646,290
Value added tax payables			808,306	833,473
Government Bonds [Member]
Disclosure of notes receivable government bonds and other long term assets [line items]
Notional amount				913,482
Principal amount of debt			100,364,848	83,401,120	$ 128,786,611
Interest			1,083,200	788,629
Borrowings			101,446,048	84,189,749	$ 95,597,610
Fair value of the transferred assets			107,318,721	109,124,514
Fair value of associated financial liabilities			82,382,546	83,869,441
Fair value of transferred financial assets and associated financial liabilities, Net			$ 24,936,175	25,255,073
Government Bonds [Member] | Seventeen Series of Development Bonds [Member]
Disclosure of notes receivable government bonds and other long term assets [line items]
Maturity			2023 and 2026
Notional amount			$ 102,492,032
Government Bonds [Member] | Three Year Financing Arrangement [Member]
Disclosure of notes receivable government bonds and other long term assets [line items]
Maturity		November 24, 2023.
Notional amount		$ 95,597,610
Interest rate		8.56275%
Mexican Government [Member]
Disclosure of notes receivable government bonds and other long term assets [line items]
Interest income			3,411,432	7,126,559
Financing income [member] | Government Bonds [Member]
Disclosure of notes receivable government bonds and other long term assets [line items]
Interest income			$ 3,457,960	$ 7,094,180